Consolidated Changes of Equity - EUR (€) € in Thousands	Subscribed Capital [Member]	Capital Reserve [Member]	Capital from Foreign Currency Conversion Adjustments (OCI) [Member]	Accumulated Loss [Member]	Total
Balance at Dec. 31, 2016	€ 37,722	€ 98,677	€ (154)	€ (120,403)	€ 15,842
Balance, shares at Dec. 31, 2016	37,722,433
Foreign currency conversion			854		854
Conversion of convertible bond 2017/2022	€ 668	1,837			2,505
Conversion of convertible bond 2017/2022, shares	667,695
Increase in capital reserve from the stock option program		181			181
Conversion of convertible bond 2016/2021	€ 27	74			101
Conversion of convertible bond 2016/2021, shares	26,700
Loss for the period				(16,102)	(16,102)
Balance at Dec. 31, 2017	€ 38,417	100,769	700	(136,505)	€ 3,381
Balance, shares at Dec. 31, 2017	38,416,828				38,416,828
Foreign currency conversion			(702)		€ (702)
Consolidated result			(702)	(8,878)	(9,580)
Conversion of convertible bond 2017/2022	€ 13	51			64
Conversion of convertible bond 2017/2022, shares	13,472
Conversion of stock options from the stock option program	€ 195	433			628
Conversion of stock options from the stock option program, shares	195,500
Costs of equity procurement		(2,432)			(2,432)
Increase in capital reserve from the stock option program		262			262
Capital Increase	€ 6,000	18,000			24,000
Capital Increase, shares	6,000,000
Conversion of convertible bond 2016/2021	€ 7	26			33
Conversion of convertible bond 2016/2021, shares	6,874
Loss for the period				(8,878)	(8,878)
Balance at Dec. 31, 2018	€ 44,632	117,109	(2)	(145,383)	€ 16,356
Balance, shares at Dec. 31, 2018	44,632,674				44,632,674
Foreign currency conversion			(286)		€ (286)
Consolidated result			(286)	(7,358)	(7,644)
Conversion of convertible bond 2017/2022	€ 119	429			548
Conversion of convertible bond 2017/2022, shares	118,841
Conversion of stock options from the stock option program	€ 98	207			305
Conversion of stock options from the stock option program, shares	97,850
Costs of equity procurement		(2)			(2)
Increase in capital reserve from the stock option program		360			360
First-time application of IFFRS 16			0	32	32
Loss for the period				(7,358)	(7,358)
Balance at Dec. 31, 2019	€ 44,849	€ 118,103	€ (288)	€ (152,709)	€ 9,955
Balance, shares at Dec. 31, 2019	44,849,365				44,849,365